DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS

In 2007 we sold our Metals business, which was a reportable segment, and accordingly it was reported as a discontinued operation. Metals produced and distributed copper and copper alloy sheet, strip, foil, rod, welded tube, fabricated parts, and stainless steel and aluminum strip. In conjunction with the sale of the Metals business, we retained certain assets and liabilities.

During 2014, we made a payment of $5.5 million to resolve certain indemnity obligations related to the sale. As a result of the favorable resolution, we recognized a pretax gain of $4.6 million included in income from discontinued operations. The tax provision from discontinued operations included expense of $2.2 million for changes in tax contingencies related to the Metals sale. Income from discontinued operations, net consisted of the following:

	Years Ended December 31,
	2015	2014	2013
	($ in millions)
Income from discontinued operations	$—	$4.6	$—
Tax provision	—	3.9	—
Income from discontinued operations, net	$—	$0.7	$—